Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of FS Multi-
Alternative Income Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of FS Multi-Alternative Income Fund (the "Fund"), including the consolidated schedule of investments, as of October 31, 2019, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and the period from September 27, 2018 (commencement of operations) through October 31, 2018 and the related notes
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2019, the consolidated results of its operations and its cash flows for the year then ended and the consolidated changes in its net assets and its consolidated financial highlights for the year then ended and the period from September 27, 2018 (commencement of operations) through October 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2019, by correspondence with the custodians and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more FS Investments
investment companies since 2013.
Philadelphia, Pennsylvania December 23, 2019
1


Information Classification: Limited Access

Information Classification: Limited Access